Leases (Details) - DKK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	kr 554	kr 354	kr 354
Lease Liabilities
Current	80	62	62
Non-current	554	363	kr 363
Total lease liabilities	634	425
Depreciation charge of right-of-use assets	31	26
Interest expense	7	6
Expense relating to short-term leases		1
Office and laboratory space | DENMARK
Lease Liabilities
Total future minimum payments	339
Estimated capital expenditure for lease	40
Properties
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	553	352
Lease Liabilities
Depreciation charge of right-of-use assets	30	25
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1	2
Lease Liabilities
Depreciation charge of right-of-use assets	kr 1	kr 1